Investments carried under the equity method, Movement of the investments held in associates (Details) - USD ($) $ in Thousands			12 Months Ended
		Oct. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments in associates [Abstract]
Initial balance			$ 260,031	$ 294,581
Share of profit			13,207	21,465
Distributions			(38,780)	(57,537)
New entities carried under the equity method			4,439	4,901
Investment in associates classified as held for sale during the year (Note 8)			(10,194)	0
Others (incl. currency translation differences)			1,604	(3,379)
Final balance			230,307	260,031
Pemcorp SAPI de CV [Member]
Investments in associates [Abstract]
Initial balance	[1]		$ 10,034
Investment in associates classified as held for sale during the year (Note 8)		$ 10,200
Final balance	[1]			$ 10,034

[1]	Pemcorp SAPI de CV, Monterrey´s project entity, is 100% owned by Arroyo Netherlands II B.V., which was accounted for under the equity method in the Consolidated Financial Statements as of December 31, 2022. Arroyo Netherlands II B.V. is 30% owned by Atlantica. The investment held by Atlantica in Pemcorp has been classified as held for sale in these Consolidated Financial (Note 8). Share of profit of Pemcorp SAPI de CV included in these Consolidated Financial Statements amounts to a $0.2 million profit in 2023 and a $5.3 million loss in 2022.